Property, Plant and Equipment	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

8. PROPERTY, PLANT AND EQUIPMENT

As of June 30, 2019 and December 31, 2018, property, plant and equipment consist of:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Office buildings	$4,893,349	$4,833,162
Electronic equipment, furniture and fixtures	4,614,377	4,385,548
Motor vehicles	225,450	225,101
Purchased software	13,342,432	13,321,814
	23,075,609	22,765,625
Less: accumulated depreciation	(12,594,442)	(11,166,209)
Property, plant and equipment, net	$10,481,167	$11,599,416

Depreciation expenses for the six months ended June 30, 2019 and 2018 were approximately $1.4 million and $1.5 million, respectively.

Management regularly evaluates property, plant and equipment for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, plant and equipment exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the test of recoverability and the estimated fair value, management determined no impairment for the six months ended June 30, 2019 and 2018.